Provisions - Summary Of Changes In Other Obligation (Details) - Other provisions except for provision for decommissioning restoration and rehabilitation costs [Member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Beginning balance		₩ 308,195	₩ 221,494	₩ 172,455
Changes in other provisions [abstract]
Provisions provided		36,284	85,706	232,629
Provisions used		(8,540)	(10,375)	(181,433)
Reversal of provisions unused	[1]	(54,893)	(718)	(2,345)
Foreign currencies translation adjustments		(621)	11,957	606
Transfer		0	0	(344)
Others		182	131	(74)
Ending balance		₩ 280,607	₩ 308,195	₩ 221,494

[1]	The Group provided Korean won settlement services for trading transaction settlement between Korea and Iran, investigated by U.S. prosecutors (federal prosecutors, New York state prosecutors) and New York State Department of Financial Services for violations of U.S. sanctions against Iran, Sudan, Syria and Cuba. In this regard, the Office of Foreign Assets Control concluded its investigation in December 2020 urging the bank’s attention without taking any additional sanctions, and New York State Department of Financial Services concluded its investigation in February 2022 without taking any additional sanctions. Meanwhile, in June 2022, the Group reversed the provision related to the investigation of the U.S. Prosecutors, which have not been completed yet, in consideration of the opinion of an independent legal expert that the probability of sanctions by the U.S. Prosecutors in this case is low.